RELATED PARTY BALANCES AND TRANSACTIONS - Additional Information (Details)	1 Months Ended		12 Months Ended
	Apr. 30, 2022 USD ($)	Apr. 30, 2022 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2022 EUR (€)
RELATED PARTY BALANCES AND TRANSACTIONS
Interest rate (as a percent)			8.33%			8.33%
Amounts due to related parties			$ 1,475,254	$ 9,531,450		€ 1,379,000
ReneSola Singapore
RELATED PARTY BALANCES AND TRANSACTIONS
Interest rate (as a percent)			1.00%			1.00%
Amount due to related party			$ 0	8,793,966
Debt issued			200,000,000
Bond issued to			203,111	$ 1,272,143	$ 0
ReneSola Singapore | Other receivable
RELATED PARTY BALANCES AND TRANSACTIONS
Amount due from related party			68,993
ReneSola Singapore | Other current liabilities
RELATED PARTY BALANCES AND TRANSACTIONS
Amount due to related party			$ 7,977,839
Eiffel Investment Group
RELATED PARTY BALANCES AND TRANSACTIONS
Interest rate (as a percent)			2.00%			2.00%
Conversion price as a percentage on purchase price			70.00%
Debt instrument face amount			$ 7,960,000			€ 7,030,000
Bond issued to	$ 203,111	€ 255,000